Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESMARK FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
WesMark West Virginia Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WesMark West Virginia Municipal Bond Fund (the Fund) seeks to achieve current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in West Virginia Municipal Bond Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing at least 80% of its net assets in a professionally managed portfolio consisting primarily of investment-grade securities issued by the State of West Virginia and its political subdivisions, agencies and authorities, and other issuers (such as possessions or territories of the United States), the interest of which is exempt from federal income tax, federal alternative minimum tax (AMT), and West Virginia income tax. The Fund may invest a portion of its assets in non-West Virginia municipal bonds, if in the judgment of WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), the supply or yield of such securities would be beneficial to the Fund.

		For additional information on the Fund’s investment strategies, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 26 of this prospectus.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Credit Risks: The possibility that an issuer will default on a security by failing to pay interest or principal when due.

Interest Rate Risks: Prices of fixed-income securities rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. The opposite is true when interest rates decline. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Call Risks: An issuer may redeem a fixed-income security before maturity at a price below its current market price.

Liquidity Risks: Trading opportunities are more limited for fixed-income securities that are not widely held.

Credit Enhancement Risks: Downgrading the credit quality of a credit enhancement provider, such as a bank or bond insurer, may adversely affect the Fund.

Sector Risks: Certain market sectors may underperform other sectors or the market as a whole.

Tax Risks: Changes in federal tax laws may cause the prices of tax-exempt securities to fall.

Diversification Risks: Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

West Virginia Risks: The portfolio may comprise securities issued or credit enhanced by issuers located in West Virginia. West Virginia's economy is heavily dependent upon certain industries such as coal mining, manufacturing and tourism. Therefore, any downturn in these and other industries may adversely affect the economy of West Virginia and the issuers located in that state.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

		For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 26 of this prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank, including WesBanco Bank, and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The information provided for LIMDFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-864-1013
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wesmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the Fund’s highest quarterly return was 4.76% (quarter ended March 31, 2009). Its lowest quarterly return was -2.75% (quarter ended June 30, 2013).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. Actual after tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as a 401(k) plan or an IRA.

		For the periods ended December 31, 2014:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The information provided for LIMDFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.
WesMark West Virginia Municipal Bond Fund | WesMark West Virginia Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	575
10 Years	rr_ExpenseExampleYear10	1,284
2005	rr_AnnualReturn2005	1.67%
2006	rr_AnnualReturn2006	3.24%
2007	rr_AnnualReturn2007	2.59%
2008	rr_AnnualReturn2008	(3.08%)
2009	rr_AnnualReturn2009	10.53%
2010	rr_AnnualReturn2010	1.94%
2011	rr_AnnualReturn2011	7.52%
2012	rr_AnnualReturn2012	4.53%
2013	rr_AnnualReturn2013	(2.58%)
2014	rr_AnnualReturn2014	6.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.75%)
1 Year	rr_AverageAnnualReturnYear01	6.87%
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	3.24%
WesMark West Virginia Municipal Bond Fund | Return After Taxes on Distributions | WesMark West Virginia Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.83%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	3.23%
WesMark West Virginia Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | WesMark West Virginia Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.98%
5 Years	rr_AverageAnnualReturnYear05	3.43%
10 Years	rr_AverageAnnualReturnYear10	3.20%
WesMark West Virginia Municipal Bond Fund | Barclays Capital Municipal Bond 5 Year Total Return Index (BCM51) (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.19%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.97%
WesMark West Virginia Municipal Bond Fund | Lipper Intermediate Municipal Debt Funds Average (LIMDFA)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.78%
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years	rr_AverageAnnualReturnYear10	3.63%

[1]	The Adviser has agreed to keep this wavier in place through the later of (the "Termination Date"): (a) February 28, 2016; or (b) the date of the Fund's next effective Prospectus. This arrangement may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.